Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equipment
Contingencies
Outstanding amount of long-term purchase commitment	$ 5,851	$ 20,317
Land
Contingencies
Outstanding amount of long-term purchase commitment	23,700	23,700
Coal purchase commitments
Contingencies
Outstanding amount of long-term purchase commitment		28,633
Transportation agreements
Contingencies
Outstanding amount of long-term purchase commitment	226,006	159,398
Materials and supplies
Contingencies
Outstanding amount of long-term purchase commitment	$ 18,060	$ 24,552